Average Annual Total Returns{- Strategic Advisers® Emerging Markets Fund} - 02.28 Strategic Advisers Emerging Markets Fund PRO-15 - Strategic Advisers® Emerging Markets Fund	Strategic Advisers Emerging Markets Fund-Default Return Before Taxes Past 1 year	Strategic Advisers Emerging Markets Fund-Default Return Before Taxes Past 5 years	Strategic Advisers Emerging Markets Fund-Default Return Before Taxes Past 10 years	Strategic Advisers Emerging Markets Fund-Default After Taxes on Distributions Past 1 year	Strategic Advisers Emerging Markets Fund-Default After Taxes on Distributions Past 5 years	Strategic Advisers Emerging Markets Fund-Default After Taxes on Distributions Past 10 years	Strategic Advisers Emerging Markets Fund-Default After Taxes on Distributions and Sales Past 1 year	Strategic Advisers Emerging Markets Fund-Default After Taxes on Distributions and Sales Past 5 years	Strategic Advisers Emerging Markets Fund-Default After Taxes on Distributions and Sales Past 10 years	IXYE0 Past 1 year	IXYE0 Past 5 years	IXYE0 Past 10 years
Total	(2.17%)	10.48%	5.86%	(2.99%)	10.05%	5.58%	(0.92%)	8.33%	4.77%	(2.53%)	9.90%	5.53%